FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2017 and 2016, are as follows:

All figures in USD '000	Fair Value Hierarchy Level	2017 Fair Value	2017 Carrying Value	2016 Fair Value	2016 Carrying Value
Cash and Cash Equivalents	1	58,359	58,359	82,170	82,170
Credit Facility	2	(391,641)	(391,641)	(447,000)	(447,000)
Other Non-Current Assets (restricted cash)	1	-	-	10,149	10,149